Basis of Presentation and General Information	6 Months Ended
Jun. 30, 2024
Basis of Presentation and General Information [Abstract]
Basis of Presentation and General Information
1. Basis of Presentation and General Information

The accompanying unaudited interim consolidated financial statements include the accounts of OceanPal Inc. (the ‘‘Company”, or “OceanPal”, or “OP”), and its wholly owned subsidiaries (collectively, the “Company”). OP was incorporated by Diana Shipping Inc. (“Diana Shipping” or “DSI”) on April 15, 2021, under the laws of the Republic of the Marshall Islands, having a share capital of 500 shares, par value $0.01 per share, issued to DSI. On June 24, 2021, OP filed a confidential registration statement on Form 20-F with the US Securities and Exchange Commission pursuant to the Securities Exchange Act of 1934, to effect a spin-off of three of DSI’s vessel owning subsidiaries together with working capital in exchange of common and preferred stock to DSI’s stockholders and DSI, respectively (the “Spin-Off”). On November 29, 2021, the registration statement was declared effective. Upon Spin-Off consummation, the Company’s articles of incorporation and bylaws were amended. Under the amended articles of incorporation, the Company's authorized share capital increased from 500 to one billion shares of common stock at par value $0.01 and 100,000,000 preferred stock at par value $0.01. In June 2023, the Company’s articles of incorporation and bylaws were further amended. The Company’s shares trade on the Nasdaq Capital Market (or “Nasdaq”) under the ticker symbol “OP”.

Effective June 8, 2023, the Company effected a one-for-twenty reverse stock split on its then issued and outstanding common stock. All share and per share amounts disclosed in the accompanying unaudited interim consolidated financial statements give effect to this reverse stock split, retroactively, as applicable, for all periods presented.

The accompanying unaudited interim consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles, or U.S. GAAP, for interim financial information. Accordingly, they do not include all the information and notes required by U.S. GAAP for complete financial statements. These unaudited interim consolidated financial statements have been prepared on the same basis and should be read in conjunction with the financial statements for the year ended December 31, 2023, included in the Company's Annual Report on Form 20-F filed with the Securities and Exchange Commission on April 15, 2024 (the “2023 Annual Report”) and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments considered necessary for a fair presentation of the Company's financial position, results of operations and cash flows for the periods presented. Operating results for the six-month period ended June 30, 2024, are not necessarily indicative of the results that might be expected for the fiscal year ending December 31, 2024.

The consolidated balance sheet as of December 31, 2023, has been derived from the audited consolidated financial statements of the Company as of that date, but does not include all the information and footnotes required by U.S. GAAP for complete financial statements.

The Company is engaged in the ocean transportation of cargoes worldwide through the ownership and operation of vessels. Each of the vessels is owned through a separate wholly owned subsidiary. As of June 30, 2024, the Company was the sole owner of all outstanding shares of the following subsidiaries:

•	Cypres Enterprises Corp. (“Cypres”), a company incorporated in the Republic of Panama on September 7, 2000, owner of the 2004 built Panamax dry bulk carrier Protefs,
•	Darien Compania Armadora S.A. (“Darien”), a company incorporated in the Republic of Panama on December 22, 1993, owner of the 2005 built Panamax dry bulk carrier Calipso,
•	Marfort Navigation Company Limited (“Marfort”), a company incorporated in the Republic of Cyprus on August 10, 2007, owner of the 2005 built Capesize dry bulk carrier Salt Lake City,
•	Darrit Shipping Company Inc. (“Darrit”), a company incorporated in the Republic of the Marshall Islands on June 2, 2022, owner of the 2005 built Capesize dry bulk carrier Baltimore (Note 5), and
•	Fiji Shipping Company Inc. (“Fiji”), a company incorporated in the Republic of the Marshall Islands on January 27, 2023, owner of the 2005 built Panamax dry bulk carrier Melia.

The Company operates its fleet through Diana Wilhelmsen Management Limited (or “DWM”) (Note 3(a)) and Steamship Shipbroking Enterprises Inc. (or “Steamship”) (Note 3(b)).

Uncertainties caused by worldwide health and geopolitical events: As of June 30, 2024, and to date, no apparent consequences have been identified on the Company’s business, or counterparties, by COVID-19 or the armed conflicts in Ukraine and the Middle East and their implications. None of the Company’s contracts have been affected by the events in Ukraine and Middle East.

The related financial reporting implications cannot be reasonably estimated at this time, although they could materially affect the Company’s business, results of operations and financial condition in the future. As a result, certain of the Company’s estimates and assumptions carry a higher degree of variability and volatility. As events continue to evolve and additional information becomes available, the Company’s estimates may change in future periods. The overall impact on the Company’s business, and the efficacy of any measures the Company takes in response to the challenges presented by these geopolitical events, will depend on how those events will further develop, the duration and extent of the restrictive measures that are associated with such events and their impact on global economy and trade, which is still uncertain.

The Company is constantly monitoring the developing situations, as well as its charterers’ and other counterparties’ response to the market and continuously evaluates the effect on its operations. Also, the Company monitors inflation in the United States of America, Eurozone and other countries, including ongoing global prices pressures that are driving up energy and commodity prices in the wake of the armed conflicts in Ukraine and the Middle East, which continue to have a moderate effect on the Company’s operating expenses.